BANK LOANS	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
BANK LOANS

NOTE 13 – BANK LOANS

The bank loans of the Company consisted of the following:

	As of September 30, 2025
	Principal Amount	Annual Interest Rate	Contract term
Bank of China (1)	$253,326	3.35%	2024/10/16-2025/10/15
Industrial and Commercial Bank (2)	1,407,360	2.45%	2025/3/18-2026/03/17
Industrial and Commercial Bank (3)	1,407,360	2.45%	2025/3/25-2026/03/24
Total loans	3,068,046
Less: current portion	3,068,046
Long-term portion	$-

	As of September 30, 2024
	Principal Amount	Annual Interest Rate	Contract term
Shenzhen Qianhai Webank	$31,871	8.82%	2023/4/18-2025/4/17
Shenzhen Qianhai Webank	19,028	7.94%	2023/4/18-2025/4/17
Bank of China Chengdu Zijing West Road Sub-branch	841,967	3.35%	2024/8/23-2025/8/23
Bank of China Chengdu Zijing West Road Sub-branch	285,413	3.45%	2023/11/21-2024/11/20
Total loans	1,178,279
Less: current portion	50,899
Long-term loans	$1,127,380

(1)	On November 21, 2023, the Company obtained a loan of RMB 2 million ($281,472) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which due November 20, 2024. The loan is guaranteed by Li Hongliang, chief executive officer of the Company. RMB 100,000 ($14,074) was repaid in October, 2024. RMB 1,900,000 ($267,398) was refinanced and extended to October 15, 2025. RMB 100,000 ($14,074) and RMB 1,800,000 ($253,326) was repaid on September 16, 2025 and October 16, 2025, respectively.

(2)	On March 18, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 17, 2026.

(3)	On March 25, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 24, 2026.

The bank loans mentioned above do not require collateral and contain no debt covenants.